John Deere Owner Trust 2021-B				EXHIBIT 99.3
Servicer's Certificate
Check for Error
$273,000,000 Class A-1 0.07932% Asset Backed Notes due July 15, 2022
$360,500,000 Class A-2 0.25% Asset Backed Notes due June 17, 2024
$360,500,000 Class A-3 0.52% Asset Backed Notes due March 16, 2026
$75,140,000 Class A-4 0.74% Asset Backed Notes due May 15, 2028
$27,419,330 Overcollateralization

Scheduled Payment Date (30/360)				15-Apr-25
Actual Payment Date (A/360)				15-Apr-25
Collection Period Begin Date				24-Feb-25
Collection Period End Date				23-Mar-25
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				29

(1)	Total Distribution Amount:			$12,079,154.31
	(a)	Total cash receipts during the month:		$11,916,982.91
	(b)	Administrative repurchases during the month:		$122,662.42
	(c)	Investment earnings on cash accounts:		$39,508.98
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders' Interest Distributable Amount deposited into Note Distribution Account:			$49,720.14
	Noteholders' Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-2 Notes:	$0.00
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-3 Notes:	$3,383.81
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-4 Notes:	$46,336.33
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders' Principal Distribution Amount deposited into Note Distribution Account:			$11,763,241.46
	Noteholders' Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders' Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
		(iii)	Class A-2 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders' Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-3 Noteholders' Monthly Principal Distributable Amount:	$7,808,798.54
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	66.38%
		(iii)	Class A-3 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders' Principal Distributable Amount:	$7,808,798.54

	(d)	(i)	Class A-4 Noteholders' Monthly Principal Distributable Amount:	$3,954,442.92
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	33.62%
		(iii)	Class A-4 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders' Principal Distributable Amount:	$3,954,442.92

(5)	Noteholders' Distributable Amount:		$11,812,961.60

(6)	Reserve Account balance:
	(a)	Beginning balance:	$10,965,593.00
	(b)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(e)):	$0.00
		(i) Interest Amount included above:	$0.00
		(ii) Principal Amount included above:	$0.00
	(d)	Amount to be withdrawn from the Reserve Account and Deposited into Certificateholder Account (5.05(c)):	$0.00
	(e)	Ending Balance (after giving effect to all distributions):	$10,965,593.00
	(f)	Specified Reserve Account Balance:	$10,965,593.00

(7)	Servicing Fee:		$91,909.67
	(a)	Amount of Servicing Fee earned:	$91,909.67
	(b)	Amount of Servicing Fee paid:	$91,909.67
	(c)	Amount of Servicing Fee Shortfall:	$0.00

(8)	Amount paid to Indenture Trustee:		$0.00

(9)	Amount paid to Owner Trustee:		$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(11)	Amount Paid to Certificateholder:		$174,183.04

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:	$98,515,908.88

	(b)	Note Value as of the end of the related Collection Period:	$98,604,886.90

	(c)	Amount of Overcollateralization (Note value less aggregate principal amount of Notes):	$27,419,330.00

	(d)	Number of Accounts at the end of the related Collection Period:	6,132

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i) Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii) Class A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Balance of Class A-2 Notes:	$0.00
		(ii) Class A-2 Note Pool Factor:	0.0000000

	(c)	(i) Outstanding Principal Balance of Class A-3 Notes:	$0.00
		(ii) Class A-3 Note Pool Factor:	0.0000000

	(d)	(i) Outstanding Principal Balance of Class A-4 Notes:	$71,185,557.08
		(ii) Class A-4 Note Pool Factor:	0.9473723

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$36,083.48
		(ii) % of Pool Balance:	0.03%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$107,132.04
	(ii)	Cumulative amount of net losses:	$1,773,442.05
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.16%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	3.18%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	6,506
	(b)	Number of loans at the end of the period:	6,132
	(c)	Weighted average remaining term on receivables:	10.31
	(d)	Prepayment amount - monthly:	($10,832,516.07)
	(e)	Prepayment amount - life-to-date:	$56,976,601.91
	(f)	Weighted average APR of the pool assets:	2.03%
	(g)	Pool Factor:	0.09

(18)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	3.18%
	(c)	Delinquency Trigger Occurred: Y/N	N